Income Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
U.S.	$ 7,363	$ 7,127	$ 6,674
Foreign	11,144	20,693	20,378
Income before income taxes	$ 18,507	$ 27,820	$ 27,052